Financial Risk Management_The Credit Quality Of Securities Excluding Equity Securities According To The Credit Ratings By External Rating Agencies(Details)	12 Months Ended
Dec. 31, 2019
KIS | Grade 1 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AA0
KIS | Grade 1 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AAA
KIS | Grade 2 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	A-
KIS | Grade 2 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AA-
KIS | Grade 3 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB0
KIS | Grade 3 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB+
KIS | Grade 4 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB0
KIS | Grade 4 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB-
KIS | Grade 5 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB-
NICE P&I | Grade 1 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AA0
NICE P&I | Grade 1 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AAA
NICE P&I | Grade 2 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	A-
NICE P&I | Grade 2 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AA-
NICE P&I | Grade 3 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB0
NICE P&I | Grade 3 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB+
NICE P&I | Grade 4 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB0
NICE P&I | Grade 4 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB-
NICE P&I | Grade 5 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB-
KAP | Grade 1 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AA0
KAP | Grade 1 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AAA
KAP | Grade 2 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	A-
KAP | Grade 2 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AA-
KAP | Grade 3 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB0
KAP | Grade 3 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB+
KAP | Grade 4 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB0
KAP | Grade 4 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB-
KAP | Grade 5 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB-
FnPricing Inc. | Grade 1 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AA0
FnPricing Inc. | Grade 1 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AAA
FnPricing Inc. | Grade 2 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	A-
FnPricing Inc. | Grade 2 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AA-
FnPricing Inc. | Grade 3 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB0
FnPricing Inc. | Grade 3 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB+
FnPricing Inc. | Grade 4 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB0
FnPricing Inc. | Grade 4 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB-
FnPricing Inc. | Grade 5 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB-
S&P | Grade 1 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	A-
S&P | Grade 1 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AAA
S&P | Grade 2 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB-
S&P | Grade 2 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB+
S&P | Grade 3 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB
S&P | Grade 3 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB+
S&P | Grade 4 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	B+
S&P | Grade 4 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB-
S&P | Grade 5 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	B
Fitch-IBCA | Grade 1 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	A-
Fitch-IBCA | Grade 1 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	AAA
Fitch-IBCA | Grade 2 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB-
Fitch-IBCA | Grade 2 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BBB+
Fitch-IBCA | Grade 3 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB
Fitch-IBCA | Grade 3 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB+
Fitch-IBCA | Grade 4 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	B+
Fitch-IBCA | Grade 4 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	BB-
Fitch-IBCA | Grade 5 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	B
Moody's | Grade 1 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	A3
Moody's | Grade 1 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	Aaa
Moody's | Grade 2 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	Baa3
Moody's | Grade 2 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	Baa1
Moody's | Grade 3 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	Ba2
Moody's | Grade 3 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	Ba1
Moody's | Grade 4 | Bottom Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	B1
Moody's | Grade 4 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	Ba3
Moody's | Grade 5 | Top Of Range Member [Member]
Credit Ratings By External Agencies Line Items [Line Items]
Credit Ratings By External Agencies	B2